DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF VALUATION ASSUMPTIONS
	Year Ended December 31, 2021	Year Ended December 31, 2020

Expected term	1 year	-
Expected volatility	164 - 269%	-
Expected dividend yield	-	-
Risk-free interest rate	0.15%	-

SCHEDULE OF DERIVATIVE LIABILITIES

The Company’s derivative liabilities are as follows:

	December 31, 2021	December 31, 2020
Fair value of the Platinum Point warrants (25,000 warrants)	$90,000	-
Fair value of the Evergreen 1 conversion option	223,448	-
Fair value of the Evergreen 1 warrants (62,069 warrants)	307,862	-
Fair value of the Evergreen 2 conversion option	148,965	-
Fair value of the Evergreen 2 warrants (41,379 warrants)	205,241	-
Fair value of the Evergreen 3 conversion option	74,483	-
Fair value of the Evergreen 3 warrants (20,690 warrants)	102,621	-
	$1,152,620	$-

SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the year ended December 31, 2021 is as follows:

Beginning balance as of December 31, 2020	$-
Issuances of warrants/conversion option – derivative liabilities	1,289,874
Extinguishment of derivative liability upon conversion/repayment of convertible notes	(1,089,675)
Change in fair value of warrants/conversion option - derivative liabilities	952,421
Ending balance as of December 31, 2021	$1,152,620